Related-party balances and transactions (Details Text) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related-party balances and transactions (Details Text)
Settlement related to interest on own capital that was distributed		R$ 22,149
Distribution of dividends	R$ 142,794	238,803	R$ 96,008
Offset against receivables under the centralized cash management		184,530
Payment the remaining balance of in cash		54,273
Capital increase			63,264
Key management personnel compensation, short-term employee benefits		R$ 3,487	2,658	R$ 2,243
Share capital
Related-party balances and transactions (Details Text)
Capital increase			26,610
Share capital
Related-party balances and transactions (Details Text)
Capital increase			R$ 36,654
The PagSeguro Brazil Group is controlled by UOL (incorporated in Brazil)
Related-party balances and transactions (Details Text)
Ownership - %		99.99%